Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth compensation information for our chief executive officer (“PEO” in the table) for each year and the average of the other named executive officers (“NEOs”) for each year, our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer index, the Nasdaq Biotechnology Index, and our net loss for each of the years indicated. As a clinical stage gene editing company, we do not use any financial performance measures in our compensation program or for comparison to any corporate goals. Our executives’ compensation is shown using the total from the Summary Compensation Table and Compensation Actually Paid (“CAP”), calculated in accordance with Item 402(v) of Regulation S-K. For detail on our executive compensation programs, see “Compensation Discussion and Analysis” beginning on page 31.
Pay Versus Performance Table
Year	Summary Compensation Table Total for Gilmore O’Neill ($)(1)	Summary Compensation Table Total for James Mullen ($)(1)	Summary Compensation Table Total for Cynthia Collins ($)(1)	Compensation Actually Paid to Gilmore O’Neill ($)(1)(2)	Compensation Actually Paid to James Mullen ($)(1)(2)	Compensation Actually Paid to Cynthia Collins ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($000s)
									Editas Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	9,058,900	1,050,963	—	6,493,262	(2,912,999)	—	2,880,375	888,433	29.96	111.27	(220,432)
2021	—	6,714,511	662,427	—	8,874,155	(16,539,214)	2,115,079	(1,272,198)	89.67	124.89	(192,502)
2020	—	—	3,115,950	—	—	28,342,079	1,851,910	3,862,256	236.78	125.69	(115,976)
(1)
Gilmore O’Neill was appointed chief executive officer effective June 1, 2022. James Mullen served as chief executive officer from February 15, 2021 to June 1, 2022. Cynthia Collins served as chief executive officer for all of 2020 and through February 15, 2021.

(2)
The dollar amounts reported represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the CAP:

PEO Summary Compensation Total to CAP Reconciliation
Year	PEO	Reported Summary Compensation Table Total for PEO($)	Minus: Reported Summary Compensation Table Value of Equity Awards($)(i)	Plus: Equity Award Adjustments($)(ii)	Compensation Actually Paid to PEO($)
2022	Gilmore O’Neill	9,058,900	8,495,057	5,929,419	6,493,262
2022	James Mullen	1,050,963	—	(3,963,962)	(2,912,999)
2021	James Mullen	6,714,511	5,780,000	7,939,644	8,874,155
2021	Cynthia Collins	662,427	—	(17,201,641)	(16,539,214)
2020	Cynthia Collins	3,115,950	2,123,015	27,349,144	28,342,079

(i)
The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(ii)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts added or deducted in calculating the equity award adjustments are provided in the table below:

		Equity Award Adjustments
Year	PEO	Plus: Year-End Fair Value of Awards Granted During Applicable Year That Remain Unvested as of Year-End($)	Plus (Minus): Change in Fair Value as of Year- End of any Prior-Year Awards that Remain Unvested as of Year- End($)	Plus: Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Fair Value at Prior-Year-End of any Prior- Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Equity Awards Adjustments($)
2022	Gilmore O’Neill	5,929,419	—	—	—	—	5,929,419
2022	James Mullen	—	(1,881,816)	—	(1,113,655)	968,491	(3,963,962)
2021	James Mullen	2,050,924	—	6,435,548	(546,827)	—	7,939,644
2021	Cynthia Collins	—	—	—	(3,790,547)	13,411,094	(17,201,641)
2020	Cynthia Collins	5,124,086	17,997,080	359,720	3,868,258	—	27,349,144

(3)
The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. For 2022, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Baisong Mei. For 2021, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Lisa Michaels. For 2020, the non-PEO NEOs were Michelle Robertson, Charles Albright, Lisa Michaels, Judith Abrams and Eric Ek.

(4)
The dollar amounts reported represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Average Non-PEO NEO Summary Compensation Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs($)	Plus: Average Equity Award Adjustments($)(i)	Average Compensation Actually Paid to Non-PEO NEOs($)
2022	2,880,375	2,247,995	256,053	888,433
2021	2,115,079	1,475,451	(1,911,826)	(1,272,198)
2020	1,851,910	1,503,102	3,513,447	3,862,256
(i)
The amounts added or deducted in calculating the total average equity award adjustments are provided in the table below:

	Equity Award Adjustments
Year	Plus: Average Year-End Fair Value of Awards Granted During Applicable Year That Remain Unvested as of Year-End($)	Plus (Minus): Average Change in Fair Value as of Year-End of any Prior-Year Awards that Remain Unvested as of Year-End($)	Plus: Average Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Average Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Average Fair Value at Prior-Year-End of any Prior-Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Average Equity Awards Adjustments($)
2022	950,131	(531,038)	164,771	(327,810)	—	256,053
2021	827,448	(2,248,592)	64,051	(554,734)	—	(1,911,826)
2020	3,900,667	373,750	53,290	(35,567)	778,692	3,513,447

(5)
Reflects the cumulative total shareholder return at the end of the identified year, assuming $100 was invested after the market closed on December 31, 2019 in our common stock and in the Nasdaq Biotechnology Index, and assuming reinvestment of dividends, if any.

Analysis of the Information Presented in the Pay Versus Performance Table
We describe the relationships between CAP and our cumulative TSR and net loss below. We also compare our cumulative TSR with the Nasdaq Biotechnology Index, our peer index. We currently do not use financial performance measures, including our cumulative TSR, our net loss, or the cumulative TSR of our peer index in our compensation program or for comparison to any corporate goals. Instead, as a clinical stage gene editing company, our compensation program is designed primarily to advance our clinical programs and further our product development pipeline, thereby driving long-term stockholder value. For example, our 2022 annual performance-based cash bonus program included goals relating to the advancement of our in vivo medicines portfolio and our hemoglobinopathies ex vivo cell-based medicines portfolio. Similarly, our equity award program includes annual PSU grants to our executive officers that are earned only upon the achievement of pre-established performance goals, which historically have included research and development milestones such as the clearance of investigational new drug applications, that must be satisfied within a specified time period. See “Compensation Discussion and Analysis” for a detailed description of our compensation program. We believe that using these non-financial performance metrics best incentivizes our executive management and strengthens our alignment with our pay for performance compensation philosophy, while focusing on our long-term sustainable growth.
Changes in PEO and NEOs
Our chief executive officers and NEOs have changed over the periods reflected in the Pay Versus Performance Table, making year-to-year comparisons of CAP difficult. Most significant are the changes in chief executive officers. Ms. Collins served as our chief executive officer for all of 2020 and into February 2021. In connection with Ms. Collins’ separation from the company in February 2021, she forfeited certain equity awards held by her with a fair value as of December 31, 2020 of approximately $13.4 million, resulting in reduced CAP to her in 2021 and reduced aggregate CAP to PEOs in 2021 for purposes of the below charts. Mr. Mullen served as our chief executive officer from February 2021 until June 2022, at which time he transitioned to executive chair of our Board and Dr. O’Neill became our chief executive officer. In connection with their appointments as chief executive officer, each of Mr. Mullen and Dr. O’Neill entered into offer letters with the company pursuant to which they were granted certain new hire equity awards as described in “Employment, Severance, Change in Control Arrangements, and Separation Arrangements.”
Components of Compensation Actually Paid that Vary with Performance
The components of CAP that vary with performance each year are: our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year.
The decisions regarding our annual incentive payouts are described in our 2021 and 2022 Proxy Statements and this Proxy Statement. The decisions regarding our long-term incentive awards are described in our 2020, 2021 and 2022 Proxy Statements.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the Summary Compensation Table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our PSU goals.

Named Executive Officers, Footnote [Text Block]
(1)
Gilmore O’Neill was appointed chief executive officer effective June 1, 2022. James Mullen served as chief executive officer from February 15, 2021 to June 1, 2022. Cynthia Collins served as chief executive officer for all of 2020 and through February 15, 2021.
(3)
The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. For 2022, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Baisong Mei. For 2021, the non-PEO NEOs were Michelle Robertson, Mark Shearman, Bruce Eaton, and Lisa Michaels. For 2020, the non-PEO NEOs were Michelle Robertson, Charles Albright, Lisa Michaels, Judith Abrams and Eric Ek.
Changes in PEO and NEOs
Our chief executive officers and NEOs have changed over the periods reflected in the Pay Versus Performance Table, making year-to-year comparisons of CAP difficult. Most significant are the changes in chief executive officers. Ms. Collins served as our chief executive officer for all of 2020 and into February 2021. In connection with Ms. Collins’ separation from the company in February 2021, she forfeited certain equity awards held by her with a fair value as of December 31, 2020 of approximately $13.4 million, resulting in reduced CAP to her in 2021 and reduced aggregate CAP to PEOs in 2021 for purposes of the below charts. Mr. Mullen served as our chief executive officer from February 2021 until June 2022, at which time he transitioned to executive chair of our Board and Dr. O’Neill became our chief executive officer. In connection with their appointments as chief executive officer, each of Mr. Mullen and Dr. O’Neill entered into offer letters with the company pursuant to which they were granted certain new hire equity awards as described in “Employment, Severance, Change in Control Arrangements, and Separation Arrangements.”

Peer Group Issuers, Footnote [Text Block]
(5)
Reflects the cumulative total shareholder return at the end of the identified year, assuming $100 was invested after the market closed on December 31, 2019 in our common stock and in the Nasdaq Biotechnology Index, and assuming reinvestment of dividends, if any.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the CAP:

PEO Summary Compensation Total to CAP Reconciliation
Year	PEO	Reported Summary Compensation Table Total for PEO($)	Minus: Reported Summary Compensation Table Value of Equity Awards($)(i)	Plus: Equity Award Adjustments($)(ii)	Compensation Actually Paid to PEO($)
2022	Gilmore O’Neill	9,058,900	8,495,057	5,929,419	6,493,262
2022	James Mullen	1,050,963	—	(3,963,962)	(2,912,999)
2021	James Mullen	6,714,511	5,780,000	7,939,644	8,874,155
2021	Cynthia Collins	662,427	—	(17,201,641)	(16,539,214)
2020	Cynthia Collins	3,115,950	2,123,015	27,349,144	28,342,079

(i)
The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(ii)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts added or deducted in calculating the equity award adjustments are provided in the table below:

		Equity Award Adjustments
Year	PEO	Plus: Year-End Fair Value of Awards Granted During Applicable Year That Remain Unvested as of Year-End($)	Plus (Minus): Change in Fair Value as of Year- End of any Prior-Year Awards that Remain Unvested as of Year- End($)	Plus: Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Fair Value at Prior-Year-End of any Prior- Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Equity Awards Adjustments($)
2022	Gilmore O’Neill	5,929,419	—	—	—	—	5,929,419
2022	James Mullen	—	(1,881,816)	—	(1,113,655)	968,491	(3,963,962)
2021	James Mullen	2,050,924	—	6,435,548	(546,827)	—	7,939,644
2021	Cynthia Collins	—	—	—	(3,790,547)	13,411,094	(17,201,641)
2020	Cynthia Collins	5,124,086	17,997,080	359,720	3,868,258	—	27,349,144

Non-PEO NEO Average Total Compensation Amount			$ 2,880,375	$ 2,115,079	$ 1,851,910
Non-PEO NEO Average Compensation Actually Paid Amount			$ 888,433	(1,272,198)	3,862,256
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Average Non-PEO NEO Summary Compensation Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs($)	Plus: Average Equity Award Adjustments($)(i)	Average Compensation Actually Paid to Non-PEO NEOs($)
2022	2,880,375	2,247,995	256,053	888,433
2021	2,115,079	1,475,451	(1,911,826)	(1,272,198)
2020	1,851,910	1,503,102	3,513,447	3,862,256
(i)
The amounts added or deducted in calculating the total average equity award adjustments are provided in the table below:

	Equity Award Adjustments
Year	Plus: Average Year-End Fair Value of Awards Granted During Applicable Year That Remain Unvested as of Year-End($)	Plus (Minus): Average Change in Fair Value as of Year-End of any Prior-Year Awards that Remain Unvested as of Year-End($)	Plus: Average Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year($)	Plus (Minus): Average Change in Fair Value as of the Vesting Date of any Prior-Year Awards that Vested During Applicable Year($)	Minus: Average Fair Value at Prior-Year-End of any Prior-Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year($)	Total Average Equity Awards Adjustments($)
2022	950,131	(531,038)	164,771	(327,810)	—	256,053
2021	827,448	(2,248,592)	64,051	(554,734)	—	(1,911,826)
2020	3,900,667	373,750	53,290	(35,567)	778,692	3,513,447

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount			$ 29.96	89.67	236.78
Peer Group Total Shareholder Return Amount			111.27	124.89	125.69
Net Income (Loss)			(220,432,000)	(192,502,000)	(115,976,000)
PEO Name	James Mullen	Gilmore O’Neill
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Aggregate Intrinsic Value, Outstanding		$ 13,400,000	13,400,000
Gilmore O’Neill [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,058,900
PEO Actually Paid Compensation Amount			6,493,262
Gilmore O’Neill [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,495,057
Gilmore O’Neill [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,929,419
Gilmore O’Neill [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,929,419
James Mullen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,050,963	6,714,511
PEO Actually Paid Compensation Amount			(2,912,999)	8,874,155
James Mullen [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,780,000
James Mullen [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,963,962)	7,939,644
James Mullen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,050,924
James Mullen [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,881,816)
James Mullen [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,113,655)	(546,827)
James Mullen [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			968,491
James Mullen [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,435,548
Cynthia Collins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				662,427	3,115,950
PEO Actually Paid Compensation Amount				(16,539,214)	28,342,079
Cynthia Collins [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,123,015
Cynthia Collins [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(17,201,641)	27,349,144
Cynthia Collins [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,124,086
Cynthia Collins [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					17,997,080
Cynthia Collins [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,790,547)	3,868,258
Cynthia Collins [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,411,094
Cynthia Collins [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					359,720
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,247,995	1,475,451	1,503,102
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			256,053	(1,911,826)	3,513,447
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			950,131	827,448	3,900,667
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(531,038)	(2,248,592)	373,750
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(327,810)	(554,734)	(35,567)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					778,692
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 164,771	$ 64,051	$ 53,290